CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Balance at Dec. 31, 2019	¥ 507,788		¥ 48		¥ (1,999)		¥ 956,735		¥ 6,363		¥ (453,359)
Balance, Shares at Dec. 31, 2019 | shares			77,106,226	77,106,226	81,930	81,930
Net loss	(225,075)										(225,075)
Translation adjustments	4,450								4,450
Exercise and vesting of share-based awards	5,218				¥ 1,999		3,219
Exercise and vesting of share-based awards , shares | shares			1,286,133	1,286,133	(81,930)	(81,930)
Share-based compensation (Note 13)	28,858						28,858
Balance at Dec. 31, 2020	321,239		¥ 48				988,812		10,813		(678,434)
Balance, Shares at Dec. 31, 2020 | shares			78,392,359	78,392,359
Net loss	(140,584)										(140,584)
Translation adjustments	1,638								1,638		0
Exercise and vesting of share-based awards	2,938		¥ 1				2,937
Exercise and vesting of share-based awards , shares | shares			644,103	644,103
Share-based compensation (Note 13)	30,212						30,212
Balance at Dec. 31, 2021	215,443		¥ 49		¥ 0		1,021,961		12,451		(819,018)
Balance, Shares at Dec. 31, 2021 | shares			79,036,462	79,036,462
Net loss	(106,964)	$ (15,509)									(106,964)
Translation adjustments	5,853								5,853
Exercise and vesting of share-based awards	¥ 174		¥ 1				173
Exercise and vesting of share-based awards , shares | shares	758,442	758,442	878,011	878,011
Repurchase of common shares	¥ (1,689)				¥ (1,689)
Repurchase of common shares, shares | shares			(182,313)	(182,313)	182,313	182,313
Share-based compensation (Note 13)	15,515						15,515
Adjustment of redeemable noncontrolling interests to redemption value	(642)						(642)
Balance at Dec. 31, 2022	¥ 127,690	$ 18,513	¥ 50	$ 7	¥ (1,689)	$ (245)	¥ 1,037,007	$ 150,352	¥ 18,304	$ 2,654	¥ (925,982)	$ (134,255)
Balance, Shares at Dec. 31, 2022 | shares			79,732,160	79,732,160	182,313	182,313